UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Steven I. Koszalka

American Funds Inflation Linked Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Inflation Linked Bond Fund®
Investment portfolio
February 28, 2017
unaudited
Bonds, notes & other debt instruments 97.94% U.S. Treasury bonds & notes 90.26% U.S. Treasury inflation-protected securities 90.26%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2018[1,2]	$6,893	$6,994
U.S. Treasury Inflation-Protected Security 1.875% 2019[2]	30,755	32,893
U.S. Treasury Inflation-Protected Security 1.375% 2020[2]	29,028	30,742
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	177,247	179,709
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	101,763	106,028
U.S. Treasury Inflation-Protected Security 1.125% 2021[2]	38,628	40,831
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	60,801	61,545
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	32,441	32,861
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	31,326	31,478
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	28,011	28,626
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	291,206	290,502
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	99,332	102,414
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	222,314	221,743
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	71,570	72,201
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	30,035	34,913
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	125,485	128,598
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	126,507	144,638
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	247,866	248,636
U.S. Treasury Inflation-Protected Security 2.375% 2027[2]	98,408	117,284
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	70,298	80,145
U.S. Treasury Inflation-Protected Security 2.50% 2029[2]	2,249	2,775
U.S. Treasury Inflation-Protected Security 2.125% 2040[2]	50,265	64,006
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	47,957	61,416
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	53,423	51,965
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	10,501	9,886
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	31,181	34,883
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	47,732	49,219
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	45,007	45,022
Total U.S. Treasury bonds & notes		2,311,953
Corporate bonds & notes 4.46% Information technology 1.45%
Apple Inc. 3.35% 2027	10,000	10,159
Broadcom Ltd. 3.875% 2027[3]	7,460	7,527
Microsoft Corp. 3.30% 2027	12,990	13,260
Microsoft Corp. 4.25% 2047	6,000	6,227
		37,173
Energy 1.02%
Enbridge Inc. 5.50% 2046	4,510	4,904
MPLX LP 5.20% 2047	2,190	2,245
Petróleos Mexicanos 5.375% 2022[3]	3,765	3,944
Petróleos Mexicanos 7.47% 2026	MXN199,130	8,379
American Funds Inflation Linked Bond Fund — Page 1 of 8

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.75% 2047	$4,575	$4,538
Sabine Pass Liquefaction, LLC 4.20% 2028[3]	2,225	2,223
		26,233
Health care 0.80%
AbbVie Inc. 3.20% 2026	4,800	4,628
AbbVie Inc. 4.45% 2046	2,000	1,940
Allergan PLC 4.75% 2045	3,070	3,135
Pfizer Inc. 1.263% 2018[4]	300	301
Shire PLC 2.875% 2023	5,410	5,242
Shire PLC 3.20% 2026	5,410	5,168
		20,414
Consumer discretionary 0.69%
Ford Motor Co. 5.291% 2046	10,000	10,419
Newell Rubbermaid Inc. 3.85% 2023	1,190	1,240
Time Warner Inc. 3.80% 2027	6,045	5,995
		17,654
Consumer staples 0.24%
Altria Group, Inc. 3.875% 2046	6,485	6,146
Financials 0.20%
American Express Co. 1.640% 2018[4]	300	301
Wells Fargo & Co. 3.00% 2026	4,975	4,785
		5,086
Real estate 0.06%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,465	1,480
Total corporate bonds & notes		114,186
Bonds & notes of governments & government agencies outside the U.S. 2.38%
Colombia (Republic of) 5.00% 2045	600	599
Japan, Series 18, 0.10% 2024[2]	¥2,201,600	20,498
Japan, Series 20, 0.10% 2025[2]	4,241,500	39,831
South Africa (Republic of), Series 197, 5.50% 2023[2]	ZAR665	62
		60,990
Municipals 0.46% California 0.46%
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2031	$1,000	1,156
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2032	2,140	2,458
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2033	2,250	2,570
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2034	2,365	2,685
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2035	2,485	2,810
Total municipals		11,679
American Funds Inflation Linked Bond Fund — Page 2 of 8

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 0.37%	Principal amount (000)	Value (000)
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,5]	$348	$348
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, 2.538% 2023[4,5]	5,323	5,421
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, 1.178% 2025[4,5]	1,941	1,906
SLM Private Credit Student Loan Trust, Series 2012-3, Class A, 1.428% 2025[4,5]	1,980	1,947
		9,622
Mortgage-backed obligations 0.01% Commercial mortgage-backed securities 0.01%
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[4,5]	133	133
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[4,5]	156	159
Total mortgage-backed obligations		292
Total bonds, notes & other debt instruments (cost: $2,483,372,000)		2,508,722
Short-term securities 1.83%
Chariot Funding, LLC 0.70% due 3/2/2017[3]	20,000	19,999
Federal Home Loan Bank 0.55% due 4/21/2017	13,800	13,790
General Electric Co. 0.57% due 3/1/2017	13,200	13,200
Total short-term securities (cost: $46,989,000)		46,989
Total investment securities 99.77% (cost: $2,530,361,000)		2,555,711
Other assets less liabilities 0.23%		5,822
Net assets 100.00%		$2,561,533
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $170,983,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 2/28/2017 (000)
			Receive (000)	Deliver (000)
Purchases:
British pounds	3/3/2017	Citibank	£1,675	$2,108	$(30)
Euros	3/3/2017	JPMorgan Chase	€9,023	$9,651	(91)
Euros	3/13/2017	JPMorgan Chase	€12,938	$13,799	(85)
Euros	4/20/2017	Citibank	€17,350	$18,564	(139)
					$(345)
Sales:
Australian dollars	3/6/2017	Barclays Bank PLC	$12,031	A$15,700	$(4)
Australian dollars	3/16/2017	Bank of America, N.A.	$12,435	A$16,200	19
British pounds	3/30/2017	JPMorgan Chase	$8,858	£7,100	41
Canadian dollars	3/3/2017	JPMorgan Chase	$2,601	C$3,400	41
Canadian dollars	4/7/2017	JPMorgan Chase	$18,002	C$23,600	228
Japanese yen	3/8/2017	Citibank	$35,761	¥4,005,000	105
Japanese yen	3/9/2017	JPMorgan Chase	$4,299	¥488,000	(46)
Japanese yen	3/10/2017	Citibank	$24,600	¥2,750,000	114
Japanese yen	3/15/2017	Bank of America, N.A.	$2,450	¥274,000	9
Japanese yen	3/30/2017	Bank of America, N.A.	$8,815	¥1,000,000	(98)
Japanese yen	4/12/2017	JPMorgan Chase	$12,796	¥1,435,000	(1)
Japanese yen	4/18/2017	JPMorgan Chase	$9,347	¥965,000	739
American Funds Inflation Linked Bond Fund — Page 3 of 8

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 2/28/2017 (000)
			Receive (000)	Deliver (000)
Mexican pesos	3/3/2017	JPMorgan Chase	$8,043	MXN177,000	$(763)
Mexican pesos	3/30/2017	Citibank	$12,023	MXN241,933	38
Mexican pesos	3/30/2017	Bank of America, N.A.	$3,291	MXN66,067	19
Mexican pesos	4/6/2017	JPMorgan Chase	$15,069	MXN300,000	222
South Korean won	3/10/2017	JPMorgan Chase	$14,312	KRW16,369,550	(166)
					$497
Forward currency contracts — net					$152
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,018,236,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	SONIA	0.207%	10/13/2018	£175,000	$(109)
Receive	LCH	SONIA	0.227	10/14/2018	25,000	(6)
Receive	LCH	SONIA	0.226	10/14/2018	180,000	(42)
Receive	LCH	3-month USD-LIBOR	1.3435	12/5/2018	$615,000	(1,950)
Receive	CME	28-day MXN-TIIE	7.49	1/21/2019	MXN3,040,000	539
Receive	CME	28-day MXN-TIIE	7.46	1/24/2019	1,725,000	259
Pay	LCH	3-month USD-LIBOR	1.4475	2/10/2019	$340,000	796
Pay	LCH	6-month EURIBOR	0.545	1/11/2022	€325,000	(361)
Receive	LCH	3-month USD-LIBOR	2.0495	2/17/2022	$103,000	195
Pay	LCH	3-month USD-LIBOR	1.9335	2/28/2022	175,000	653
Receive	LCH	3-month USD-LIBOR	2.05	3/2/2022	179,000	—
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,747
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,490
Receive	LCH	3-month USD-LIBOR	1.5675	8/17/2023	270,000	(4,860)
Pay	LCH	6-month JPY-LIBOR	0.228	2/8/2026	¥4,250,000	(59)
Pay	LCH	3-month USD-LIBOR	1.615	5/10/2026	$68,000	3,956
Pay	LCH	3-month USD-LIBOR	1.3695	9/9/2026	20,000	1,660
Pay	LCH	3-month USD-LIBOR	1.567	10/24/2026	35,000	2,346
Pay	CME	28-day MXN-TIIE	8.11	1/11/2027	MXN800,000	(846)
Pay	CME	28-day MXN-TIIE	8.135	1/14/2027	453,000	(520)
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	$57,050	(1,243)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	57,050	(1,406)
Pay	LCH	3-month USD-LIBOR	1.83	8/17/2031	58,000	4,463
Receive	LCH	6-month EURIBOR	1.4447	5/25/2045	€12,600	496
Pay	LCH	US Federal Funds Effective Rate	1.46	7/25/2046	$24,000	3,675
Pay	LCH	3-month USD-LIBOR	2.46434	1/17/2047	55,000	1,511
Pay	LCH	3-month USD-LIBOR	2.6575	2/17/2047	21,000	(320)
Pay	LCH	3-month USD-LIBOR	2.6915	2/23/2047	12,000	(273)
Receive	LCH	3-month USD-LIBOR	2.5825	2/28/2047	40,000	(45)
Pay	LCH	3-month USD-LIBOR	2.601	3/2/2047	41,000	—
						$11,746
American Funds Inflation Linked Bond Fund — Page 4 of 8

unaudited
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $172,727,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 2/28/2017 (000)
CDX.NA.IG.27	ICE	1.00%	12/20/2021	$165,000	$(2,835)	$(1,615)	$(1,220)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,480,772,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
30 Day Federal Funds Futures	CME	Long	500	April 2017	$206,836	$(59)
30 Day Federal Funds Futures	CME	Short	1,000	May 2017	413,335	73
10 Year U.S. Treasury Note Futures	CME	Long	714	June 2017	88,930	20
20 Year U.S. Treasury Bond Futures	CME	Short	387	June 2017	58,768	77
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	302	June 2017	48,665	(193)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	282	June 2017	37,716	(54)
5 Year U.S. Treasury Note Futures	CME	Long	4,899	July 2017	576,271	357
30 Day Federal Funds Futures	CME	Long	500	July 2017	206,471	(59)
30 Day Federal Funds Futures	CME	Short	1,500	January 2018	617,344	(81)
90 Day Euro Dollar Futures	CME	Short	9,000	March 2018	2,212,981	556
90 Day Euro Dollar Futures	CME	Short	2,520	June 2018	618,750	(37)
						$600

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $30,591,000, which represented 1.19% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,041,000, which represented 1.33% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Inflation Linked Bond Fund — Page 5 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Inflation Linked Bond Fund — Page 6 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2017 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,311,953	$—	$2,311,953
Corporate bonds & notes	—	114,186	—	114,186
Bonds & notes of governments & government agencies outside the U.S.	—	60,990	—	60,990
Municipals	—	11,679	—	11,679
Asset-backed obligations	—	9,622	—	9,622
Mortgage-backed obligations	—	292	—	292
Short-term securities	—	46,989	—	46,989
Total	$—	$2,555,711	$—	$2,555,711

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,575	$—	$1,575
Unrealized appreciation on interest rate swaps	—	23,786	—	23,786
Unrealized appreciation on futures contracts	1,083	—	—	1,083
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,423)	—	(1,423)
Unrealized depreciation on interest rate swaps	—	(12,040)	—	(12,040)
Unrealized depreciation on credit default swaps	—	(1,220)	—	(1,220)
Unrealized depreciation on futures contracts	(483)	—	—	(483)
Total	$600	$10,678	$—	$11,278
*	Forward currency contracts, interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$37,009
Gross unrealized depreciation on investment securities	(12,787)
Net unrealized appreciation on investment securities	24,222
Cost of investment securities	2,531,489

American Funds Inflation Linked Bond Fund — Page 7 of 8

unaudited
Key to abbreviations and symbols
A$ = Australian dollars	LCH = LCH.Clearnet
£ = British pounds	LIBOR = London Interbank Offered Rate
C$ = Canadian dollars	MXN = Mexican pesos
CME = CME Group	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
€ = Euros	SONIA = Sterling Overnight Interbank Average Rate
ICE = Intercontinental Exchange, Inc.	TIIE = Equilibrium Interbank Interest Rate
JPY/¥ = Japanese yen	ZAR = South African rand
KRW = South Korean won
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-060-0417O-S54170	American Funds Inflation Linked Bond Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 28, 2017